PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2019
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

25. PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

For the presentation of the parent company only condensed financial information, the Company records its investment in subsidiaries, consolidated VIE and VIE’s subsidiaries, under the equity method of accounting as prescribed in ASC 323, “Investments-Equity Method and Joint Ventures”. Such investments are presented on the condensed balance sheets as “Investment in subsidiaries, consolidated VIE and VIE's subsidiaries” and the subsidiaries, consolidated VIE and VIE’s subsidiaries’ (losses) / income as “Share of (losses) / income from subsidiaries, consolidated VIE and VIE's subsidiaries” on the condensed statements of results of operations. The parent company only condensed financial information should be read in conjunction with the Company’s consolidated financial statements. As of December 31, 2019, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of Niu Technologies, except for those, which have been separately disclosed in the consolidated financial statements.

(a)	Condensed Balance Sheets

	As of December 31,
	2018	2019
	RMB	RMB
Assets
Current assets
Cash	149,901,311	120,548,511
Term deposits	27,452,663	174,404,554
Restricted cash	124,357,114	135,130,713
Prepayments and other current assets	3,707,403	7,705,862
Total current assets	305,418,491	437,789,640
Non-current assets
Investment in and amount due from subsidiaries, consolidated VIE and VIE’s subsidiaries	405,843,735	479,225,101
Total assets	711,262,226	917,014,741

Liabilities
Current liabilities
Amount due to subsidiaries, consolidated VIE and VIE’s subsidiaries	4,262,270	4,262,270
Accrued expenses and other current liabilities	7,593,082	451,354
Total current liabilities and total liabilities	11,855,352	4,713,624

Shareholders’ equity:
Class A ordinary shares	83,120	84,494
Class B ordinary shares	12,839	11,977
Additional paid-in capital	1,717,483,548	1,738,102,741
Accumulated other comprehensive loss	(25,394,429)	(13,895,942)
Accumulated deficit	(992,778,204)	(812,002,153)
Total shareholders’ equity	699,406,874	912,301,117
Total liabilities and shareholders’ equity	711,262,226	917,014,741

(b)	Condensed Statements of Results of Operations

	For the Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Total operating expenses	3,029,256	(1,908,610)	(3,810,862)
Changes in fair value of a convertible loan	(43,006,399)	(34,499,858)	—
Share of (losses) / income from subsidiaries, consolidated VIE and VIE’s subsidiaries	(62,527,098)	(331,955,300)	174,142,290
Interest income	366,795	2,011,390	10,444,623
(Loss) / income before income taxes	(102,137,446)	(366,352,378)	180,776,051
Income tax expense	—	—	—
Net (loss) / income	(102,137,446)	(366,352,378)	180,776,051

(c)	Condensed Statements of Cash Flows

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by / (used in) operating activities	79,113,690	(351,432,253)	124,118,382
Net cash used in investing activities	—	(19,902,073)	(144,813,597)
Net cash provided by / (used in) financing activities	—	481,123,035	(2,133,713)
Effect of foreign currency exchange rate changes on cash and restricted cash	(6,058,261)	7,176,014	4,249,727
Net increase in cash and restricted cash	73,055,429	116,964,723	(18,579,201)
Cash and restricted cash at the beginning of the year	84,238,273	157,293,702	274,258,425
Cash and restricted cash at the end of the year	157,293,702	274,258,425	255,679,224